OTHER OPERATING INCOME (EXPENSES) - Summary of other operating income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER OPERATING INCOME (EXPENSES), NET
Recovered expenses and fines	R$ 993,551	R$ 503,777	R$ 3,962,150
Provisions for labor, tax and civil contingencies (Note 19)	(673,905)	(625,480)	(1,258,966)
Net gain (loss) on asset disposal/loss	425,562	408,160	114,853
Other operating income (expenses)	(201,120)	17,561	(367,115)
Total	544,088	304,018	2,450,922
Other operating income	1,419,113	929,498	4,077,003
Other operating expenses	R$ (875,025)	R$ (625,480)	R$ (1,626,081)